ACCOUNTS PAYABLE - RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense	$ 3,028,000	$ 1,932,000	$ 5,317,000	$ 5,855,000	$ 10,064,000	$ 5,156,000
Former Chairman of Board of Directors [Member]
General and administrative expenses					273,750	365,000
Board [Member]
General and administrative expenses					$ 218,903	$ 0
Board Member [Member]
General and Administrative Expense	$ 65,691	$ 61,623	$ 128,250	$ 105,401